Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
March 31, 2022
MCG-NPRT3-0522
1.9896345.102
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	10,048	1,182,047
Madison Square Garden Sports Corp. (a)	1,372	246,082
Playtika Holding Corp. (a)	19,757	381,903
Roku, Inc. Class A (a)	22,403	2,806,424
Skillz, Inc. (a)(b)	57,923	173,769
Spotify Technology SA (a)	26,267	3,966,842
Take-Two Interactive Software, Inc. (a)	4,321	664,311
World Wrestling Entertainment, Inc. Class A (b)	7,077	441,888
Zynga, Inc. (a)	93,075	860,013
		10,723,279
Interactive Media & Services - 1.4%
Match Group, Inc. (a)	53,770	5,846,950
Pinterest, Inc. Class A (a)	108,237	2,663,713
TripAdvisor, Inc. (a)	11,599	314,565
Twitter, Inc. (a)	15,575	602,597
Vimeo, Inc. (a)	25,179	299,127
		9,726,952
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	27,933	348,604
Cable One, Inc.	543	795,082
Nexstar Broadcasting Group, Inc. Class A	514	96,879
		1,240,565
TOTAL COMMUNICATION SERVICES		21,690,796
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.3%
Aptiv PLC (a)	9,399	1,125,154
QuantumScape Corp. Class A (a)(b)	33,165	662,968
		1,788,122
Automobiles - 0.0%
Thor Industries, Inc.	4,121	324,323
Distributors - 0.5%
Pool Corp.	7,406	3,131,627
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	9,122	1,210,398
Chegg, Inc. (a)(b)	19,572	710,072
Frontdoor, Inc. (a)	11,015	328,798
H&R Block, Inc.	25,191	655,974
Mister Car Wash, Inc. (b)	11,743	173,679
		3,078,921
Hotels, Restaurants & Leisure - 5.4%
Boyd Gaming Corp.	3,337	219,508
Caesars Entertainment, Inc. (a)	24,089	1,863,525
Chipotle Mexican Grill, Inc. (a)	5,339	8,446,458
Choice Hotels International, Inc.	6,626	939,302
Churchill Downs, Inc.	7,010	1,554,678
Darden Restaurants, Inc.	16,396	2,179,848
Domino's Pizza, Inc.	4,689	1,908,470
DraftKings, Inc. Class A (a)(b)	58,498	1,138,956
Expedia, Inc. (a)	27,587	5,397,948
Hilton Worldwide Holdings, Inc. (a)	34,926	5,299,671
Penn National Gaming, Inc. (a)	1,994	84,585
Planet Fitness, Inc. (a)	10,903	921,085
Six Flags Entertainment Corp. (a)	5,633	245,036
Travel+Leisure Co.	10,708	620,422
Vail Resorts, Inc.	7,591	1,975,710
Wendy's Co.	33,923	745,288
Wyndham Hotels & Resorts, Inc.	11,007	932,183
Wynn Resorts Ltd. (a)	20,098	1,602,615
Yum China Holdings, Inc.	6,367	264,485
Yum! Brands, Inc.	4,678	554,483
		36,894,256
Household Durables - 1.0%
D.R. Horton, Inc.	25,811	1,923,178
NVR, Inc. (a)	398	1,777,973
PulteGroup, Inc.	13,701	574,072
Tempur Sealy International, Inc.	33,840	944,813
Toll Brothers, Inc.	8,402	395,062
TopBuild Corp. (a)	5,197	942,684
		6,557,782
Internet & Direct Marketing Retail - 1.0%
Doordash, Inc. (a)(b)	24,529	2,874,554
Etsy, Inc. (a)	24,094	2,994,402
Wayfair LLC Class A (a)(b)	8,042	890,893
		6,759,849
Leisure Products - 0.7%
Brunswick Corp.	1,865	150,860
Mattel, Inc. (a)	66,320	1,472,967
Peloton Interactive, Inc. Class A (a)(b)	56,635	1,496,297
Polaris, Inc.	7,536	793,692
YETI Holdings, Inc. (a)(b)	16,273	976,055
		4,889,871
Multiline Retail - 0.1%
Nordstrom, Inc.	17,728	480,606
Specialty Retail - 4.2%
AutoZone, Inc. (a)	839	1,715,403
Bath & Body Works, Inc.	26,064	1,245,859
Best Buy Co., Inc.	10,513	955,632
Burlington Stores, Inc. (a)	11,890	2,166,001
CarMax, Inc. (a)	2,673	257,891
Carvana Co. Class A (a)(b)	14,859	1,772,530
Five Below, Inc. (a)	10,479	1,659,559
Floor & Decor Holdings, Inc. Class A (a)	19,357	1,567,917
GameStop Corp. Class A (a)(b)	12,215	2,034,775
Leslie's, Inc. (a)(b)	26,662	516,176
Lithia Motors, Inc. Class A (sub. vtg.)	506	151,861
O'Reilly Automotive, Inc. (a)	3,866	2,648,055
Petco Health & Wellness Co., Inc. (a)(b)	676	13,229
RH (a)	3,328	1,085,228
Tractor Supply Co.	21,601	5,041,025
Ulta Beauty, Inc. (a)	10,001	3,982,598
Victoria's Secret & Co. (a)	8,209	421,614
Vroom, Inc. (a)(b)	5,355	14,244
Williams-Sonoma, Inc.	10,491	1,521,195
		28,770,792
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.	456	41,282
Deckers Outdoor Corp. (a)	694	189,996
Hanesbrands, Inc. (b)	39,436	587,202
lululemon athletica, Inc. (a)	21,703	7,926,587
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,798	114,046
Tapestry, Inc.	5,001	185,787
VF Corp.	39,630	2,253,362
		11,298,262
TOTAL CONSUMER DISCRETIONARY		103,974,411
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	1,771	687,980
Brown-Forman Corp.:
Class A	4,262	267,398
Class B (non-vtg.)	17,340	1,162,127
		2,117,505
Food Products - 1.3%
Beyond Meat, Inc. (a)(b)	9,568	462,230
Darling Ingredients, Inc. (a)	1,623	130,457
Freshpet, Inc. (a)(b)	7,768	797,308
Kellogg Co.	21,266	1,371,444
Lamb Weston Holdings, Inc.	8,224	492,700
Pilgrim's Pride Corp. (a)	3,700	92,870
The Hershey Co.	23,886	5,174,424
		8,521,433
Household Products - 0.4%
Church & Dwight Co., Inc.	2,446	243,083
The Clorox Co.	18,938	2,632,950
		2,876,033
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	3,177	96,454
Olaplex Holdings, Inc. (b)	2,904	45,390
		141,844
TOTAL CONSUMER STAPLES		13,656,815
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	8,941	338,596
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy, Inc.	44,567	6,179,215
Continental Resources, Inc. (b)	1,277	78,318
Coterra Energy, Inc.	24,195	652,539
Diamondback Energy, Inc.	16,288	2,232,759
Hess Corp.	3,594	384,702
New Fortress Energy, Inc.	5,015	213,689
Occidental Petroleum Corp.	20,423	1,158,801
Pioneer Natural Resources Co.	18,318	4,580,050
Texas Pacific Land Corp.	1,119	1,513,011
		16,993,084
TOTAL ENERGY		17,331,680
FINANCIALS - 5.2%
Banks - 0.2%
Citizens Financial Group, Inc.	14,302	648,310
Synovus Financial Corp.	2,025	99,225
Western Alliance Bancorp.	10,398	861,162
		1,608,697
Capital Markets - 3.2%
Ameriprise Financial, Inc.	11,897	3,573,383
Ares Management Corp.	23,742	1,928,563
FactSet Research Systems, Inc.	6,209	2,695,637
LPL Financial	15,142	2,766,141
MarketAxess Holdings, Inc.	7,107	2,417,801
Morningstar, Inc.	4,030	1,100,875
MSCI, Inc.	10,667	5,364,221
Raymond James Financial, Inc.	1,800	197,838
T. Rowe Price Group, Inc.	14,338	2,167,762
		22,212,221
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	109	59,990
Discover Financial Services	30,122	3,319,143
Synchrony Financial	18,483	643,393
Upstart Holdings, Inc. (a)(b)	9,140	997,083
		5,019,609
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	44,902	2,783,475
Insurance - 0.6%
Alleghany Corp. (a)	277	234,619
Arch Capital Group Ltd. (a)	16,909	818,734
Brown & Brown, Inc.	2,598	187,757
Erie Indemnity Co. Class A	3,300	581,229
Everest Re Group Ltd.	1,679	506,017
GoHealth, Inc. (a)(b)	7,633	9,007
Lemonade, Inc. (a)(b)	745	19,646
Lincoln National Corp.	5,204	340,133
Markel Corp. (a)	429	632,878
RenaissanceRe Holdings Ltd.	3,658	579,830
		3,909,850
Thrifts & Mortgage Finance - 0.1%
Rocket Companies, Inc. (b)	25,684	285,606
UWM Holdings Corp. Class A (b)	8,281	37,513
		323,119
TOTAL FINANCIALS		35,856,971
HEALTH CARE - 16.9%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)	22,818	3,725,951
CureVac NV (a)(b)	10,072	197,512
Exact Sciences Corp. (a)(b)	30,415	2,126,617
Exelixis, Inc. (a)	50,399	1,142,545
Horizon Therapeutics PLC (a)	7,767	817,166
Incyte Corp. (a)	30,082	2,389,112
Ionis Pharmaceuticals, Inc. (a)	24,576	910,295
Iovance Biotherapeutics, Inc. (a)	8,585	142,940
Mirati Therapeutics, Inc. (a)(b)	6,642	546,105
Natera, Inc. (a)	14,785	601,454
Neurocrine Biosciences, Inc. (a)	17,791	1,667,906
Novavax, Inc. (a)(b)	14,337	1,055,920
Repligen Corp. (a)	9,805	1,844,222
Sarepta Therapeutics, Inc. (a)	15,842	1,237,577
Seagen, Inc. (a)	22,935	3,303,787
Ultragenyx Pharmaceutical, Inc. (a)	9,205	668,467
		22,377,576
Health Care Equipment & Supplies - 5.4%
Abiomed, Inc. (a)	8,430	2,792,353
DexCom, Inc. (a)	18,343	9,384,279
Figs, Inc. Class A (a)(b)	3,559	76,590
Globus Medical, Inc. (a)	772	56,958
IDEXX Laboratories, Inc. (a)	16,102	8,808,760
Insulet Corp. (a)(b)	12,577	3,350,387
Masimo Corp. (a)	6,900	1,004,226
Novocure Ltd. (a)(b)	19,470	1,613,090
Penumbra, Inc. (a)	6,577	1,460,949
ResMed, Inc.	24,638	5,974,961
STERIS PLC	2,221	536,971
Tandem Diabetes Care, Inc. (a)	11,067	1,286,981
Teleflex, Inc.	1,574	558,502
		36,905,007
Health Care Providers & Services - 1.3%
agilon health, Inc. (a)(b)	29,815	755,810
Amedisys, Inc. (a)	5,393	929,160
Cardinal Health, Inc.	31,181	1,767,963
Chemed Corp.	755	382,445
DaVita HealthCare Partners, Inc. (a)	8,483	959,512
Encompass Health Corp.	10,649	757,250
Guardant Health, Inc. (a)	17,080	1,131,379
McKesson Corp.	4,110	1,258,194
Molina Healthcare, Inc. (a)	1,667	556,095
Oak Street Health, Inc. (a)(b)	16,882	453,788
		8,951,596
Health Care Technology - 0.8%
Certara, Inc. (a)	12,349	265,257
Definitive Healthcare Corp. (b)	1,531	37,739
Veeva Systems, Inc. Class A (a)	26,363	5,601,083
		5,904,079
Life Sciences Tools & Services - 5.8%
10X Genomics, Inc. (a)	16,079	1,223,130
Adaptive Biotechnologies Corp. (a)	18,484	256,558
Agilent Technologies, Inc.	51,137	6,766,959
Avantor, Inc. (a)	114,545	3,873,912
Bio-Techne Corp.	7,439	3,221,385
Bruker Corp.	19,457	1,251,085
Charles River Laboratories International, Inc. (a)	8,881	2,521,938
IQVIA Holdings, Inc. (a)	17,926	4,144,670
Maravai LifeSciences Holdings, Inc. (a)(b)	20,891	736,826
Mettler-Toledo International, Inc. (a)	4,314	5,923,942
Sotera Health Co. (a)	18,931	410,045
Syneos Health, Inc. (a)	2,506	202,861
Waters Corp. (a)	10,700	3,321,173
West Pharmaceutical Services, Inc.	13,982	5,742,547
		39,597,031
Pharmaceuticals - 0.3%
Catalent, Inc. (a)	7,609	843,838
Royalty Pharma PLC	36,622	1,426,793
		2,270,631
TOTAL HEALTH CARE		116,005,920
INDUSTRIALS - 15.3%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	12,338	1,699,313
BWX Technologies, Inc.	13,169	709,282
HEICO Corp. (b)	2,745	421,467
HEICO Corp. Class A	4,819	611,194
Howmet Aerospace, Inc.	5,381	193,393
Spirit AeroSystems Holdings, Inc. Class A	5,824	284,735
TransDigm Group, Inc. (a)	2,872	1,871,223
Virgin Galactic Holdings, Inc. (a)(b)	31,293	309,175
		6,099,782
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	4,835	520,778
Expeditors International of Washington, Inc.	23,337	2,407,445
GXO Logistics, Inc. (a)	15,780	1,125,745
		4,053,968
Airlines - 0.7%
Delta Air Lines, Inc. (a)	121,591	4,811,356
Building Products - 1.9%
Advanced Drain Systems, Inc.	11,671	1,386,632
Allegion PLC	12,994	1,426,481
Armstrong World Industries, Inc.	4,367	393,074
Carlisle Companies, Inc.	3,742	920,233
Carrier Global Corp.	76,232	3,496,762
Fortune Brands Home & Security, Inc.	6,565	487,648
The AZEK Co., Inc. (a)	11,696	290,529
Trane Technologies PLC	21,599	3,298,167
Trex Co., Inc. (a)	22,008	1,437,783
		13,137,309
Commercial Services & Supplies - 2.1%
Cintas Corp.	15,574	6,625,024
Copart, Inc. (a)	39,773	4,990,318
IAA, Inc. (a)	25,657	981,380
MSA Safety, Inc.	2,004	265,931
Rollins, Inc.	40,039	1,403,367
		14,266,020
Electrical Equipment - 1.6%
Fluence Energy, Inc. (b)	2,744	35,974
Generac Holdings, Inc. (a)	11,667	3,468,132
Plug Power, Inc. (a)(b)	97,333	2,784,697
Regal Rexnord Corp.	2,698	401,408
Rockwell Automation, Inc.	13,406	3,754,082
Vertiv Holdings Co.	61,149	856,086
		11,300,379
Machinery - 1.4%
AGCO Corp.	1,157	168,957
Allison Transmission Holdings, Inc.	14,957	587,212
Donaldson Co., Inc.	2,899	150,545
Graco, Inc.	19,832	1,382,687
Lincoln Electric Holdings, Inc.	10,919	1,504,747
Middleby Corp. (a)	3,154	517,067
Nordson Corp.	1,890	429,181
Parker Hannifin Corp.	4,064	1,153,201
Toro Co.	18,845	1,611,059
Xylem, Inc.	22,444	1,913,575
		9,418,231
Professional Services - 2.5%
Booz Allen Hamilton Holding Corp. Class A	24,976	2,193,892
CoStar Group, Inc. (a)	57,836	3,852,456
Equifax, Inc.	8,805	2,087,666
LegalZoom.com, Inc. (b)	10,786	152,514
Robert Half International, Inc.	18,088	2,065,288
TransUnion Holding Co., Inc.	24,870	2,570,066
Verisk Analytics, Inc.	19,238	4,129,052
		17,050,934
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	14,200	2,851,218
Landstar System, Inc.	6,449	972,703
Lyft, Inc. (a)	55,969	2,149,210
Old Dominion Freight Lines, Inc.	17,912	5,349,956
TuSimple Holdings, Inc. (a)(b)	2,882	35,160
XPO Logistics, Inc. (a)	15,780	1,148,784
		12,507,031
Trading Companies & Distributors - 1.8%
Core & Main, Inc. (b)	5,531	133,795
Fastenal Co.	96,834	5,751,940
SiteOne Landscape Supply, Inc. (a)	4,373	707,070
United Rentals, Inc. (a)	4,773	1,695,417
W.W. Grainger, Inc.	7,254	3,741,541
		12,029,763
TOTAL INDUSTRIALS		104,674,773
INFORMATION TECHNOLOGY - 34.8%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	40,965	5,693,316
CommScope Holding Co., Inc. (a)	38,211	301,103
Ubiquiti, Inc. (b)	1,087	316,491
		6,310,910
Electronic Equipment & Components - 3.6%
Amphenol Corp. Class A	79,004	5,952,951
CDW Corp.	25,775	4,610,890
Cognex Corp.	32,523	2,509,149
Coherent, Inc. (a)	4,168	1,139,364
Corning, Inc.	48,943	1,806,486
IPG Photonics Corp. (a)	487	53,453
Jabil, Inc.	21,059	1,299,972
Keysight Technologies, Inc. (a)	15,217	2,403,829
Vontier Corp.	17,421	442,319
Zebra Technologies Corp. Class A (a)	10,129	4,190,367
		24,408,780
IT Services - 6.1%
Broadridge Financial Solutions, Inc.	19,975	3,110,307
Cloudflare, Inc. (a)(b)	47,000	5,625,900
EPAM Systems, Inc. (a)	10,238	3,036,693
Euronet Worldwide, Inc. (a)	6,821	887,753
FleetCor Technologies, Inc. (a)	3,461	861,997
Gartner, Inc. (a)	15,219	4,527,044
Genpact Ltd.	1,743	75,838
Globant SA (a)	7,688	2,014,794
GoDaddy, Inc. (a)	3,262	273,029
Jack Henry & Associates, Inc.	3,589	707,212
MongoDB, Inc. Class A (a)(b)	12,078	5,357,680
Okta, Inc. (a)	23,982	3,620,323
Paychex, Inc.	53,440	7,292,957
Sabre Corp. (a)(b)	61,040	697,687
Shift4 Payments, Inc. (a)(b)	8,169	505,906
StoneCo Ltd. Class A (a)(b)	39,185	458,465
Switch, Inc. Class A	21,774	671,075
The Western Union Co.	18,537	347,383
Thoughtworks Holding, Inc. (b)	2,694	56,062
WEX, Inc. (a)	5,701	1,017,343
Wix.com Ltd. (a)	10,141	1,059,329
		42,204,777
Semiconductors & Semiconductor Equipment - 4.6%
Allegro MicroSystems LLC (a)	7,603	215,925
Azenta, Inc.	11,473	950,882
Enphase Energy, Inc. (a)	24,763	4,996,678
Entegris, Inc.	25,608	3,361,306
GlobalFoundries, Inc. (b)	5,249	327,643
Microchip Technology, Inc.	87,296	6,559,421
MKS Instruments, Inc.	8,875	1,331,250
Monolithic Power Systems, Inc.	8,623	4,188,019
onsemi (a)	43,575	2,728,231
Skyworks Solutions, Inc.	14,812	1,974,143
Teradyne, Inc.	30,997	3,664,775
Universal Display Corp.	8,232	1,374,332
		31,672,605
Software - 18.6%
Alteryx, Inc. Class A (a)	11,189	800,349
Anaplan, Inc. (a)	27,276	1,774,304
ANSYS, Inc. (a)	6,894	2,189,879
Aspen Technology, Inc. (a)	12,709	2,101,687
Avalara, Inc. (a)	16,290	1,621,018
Bentley Systems, Inc. Class B (b)	26,246	1,159,548
Bill.Com Holdings, Inc. (a)	17,765	4,028,924
C3.Ai, Inc. (a)(b)	3,014	68,418
Cadence Design Systems, Inc. (a)	52,292	8,599,942
CDK Global, Inc.	3,432	167,070
Citrix Systems, Inc.	8,390	846,551
Coupa Software, Inc. (a)	14,162	1,439,284
Crowdstrike Holdings, Inc. (a)	37,933	8,613,826
Datadog, Inc. Class A (a)	48,398	7,330,845
DocuSign, Inc. (a)	36,697	3,930,983
DoubleVerify Holdings, Inc. (a)	11,120	279,890
Dropbox, Inc. Class A (a)	56,496	1,313,532
Duck Creek Technologies, Inc. (a)	3,192	70,607
Dynatrace, Inc. (a)	35,611	1,677,278
Elastic NV (a)	14,250	1,267,538
Everbridge, Inc. (a)	7,487	326,733
Fair Isaac Corp. (a)	4,846	2,260,465
Five9, Inc. (a)	12,833	1,416,763
Fortinet, Inc. (a)	25,480	8,707,535
HubSpot, Inc. (a)	8,573	4,071,661
Informatica, Inc. (b)	4,544	89,699
Jamf Holding Corp. (a)(b)	8,626	300,271
Mandiant, Inc. (a)	13,077	291,748
Manhattan Associates, Inc. (a)	6,418	890,241
nCino, Inc. (a)(b)	10,678	437,584
NCR Corp. (a)	8,243	331,286
New Relic, Inc. (a)	9,998	668,666
NortonLifeLock, Inc.	27,728	735,347
Nutanix, Inc. Class A (a)	40,697	1,091,494
Palantir Technologies, Inc. (a)	315,815	4,336,140
Palo Alto Networks, Inc. (a)	18,400	11,454,183
Paycom Software, Inc. (a)	9,298	3,220,641
Paycor HCM, Inc. (b)	6,426	187,061
Paylocity Holding Corp. (a)	7,560	1,555,621
Pegasystems, Inc.	7,321	590,439
Procore Technologies, Inc. (a)(b)	8,162	473,070
PTC, Inc. (a)	20,048	2,159,571
RingCentral, Inc. (a)	15,544	1,821,912
Smartsheet, Inc. (a)	23,108	1,265,856
Splunk, Inc. (a)	30,194	4,487,130
Synopsys, Inc. (a)	18,304	6,100,174
Teradata Corp. (a)	17,511	863,117
The Trade Desk, Inc. (a)	82,619	5,721,366
Tyler Technologies, Inc. (a)	6,632	2,950,510
Unity Software, Inc. (a)(b)	28,662	2,843,557
Zendesk, Inc. (a)	22,930	2,758,250
Zscaler, Inc. (a)	15,007	3,620,889
		127,310,453
Technology Hardware, Storage & Peripherals - 1.0%
HP, Inc.	71,536	2,596,757
NetApp, Inc.	28,069	2,329,727
Pure Storage, Inc. Class A (a)	48,571	1,715,042
		6,641,526
TOTAL INFORMATION TECHNOLOGY		238,549,051
MATERIALS - 2.0%
Chemicals - 1.2%
Axalta Coating Systems Ltd. (a)	6,840	168,127
Celanese Corp. Class A	7,541	1,077,383
Diversey Holdings Ltd. (a)	11,291	85,473
FMC Corp.	6,100	802,577
LyondellBasell Industries NV Class A	6,072	624,323
Olin Corp.	2,060	107,697
PPG Industries, Inc.	19,009	2,491,510
RPM International, Inc.	14,182	1,154,982
The Chemours Co. LLC	15,589	490,742
The Scotts Miracle-Gro Co. Class A (b)	7,809	960,195
Westlake Corp.	1,259	155,361
		8,118,370
Containers & Packaging - 0.7%
Avery Dennison Corp.	8,360	1,454,389
Ball Corp.	17,863	1,607,670
Crown Holdings, Inc.	2,883	360,634
Graphic Packaging Holding Co.	15,149	303,586
Sealed Air Corp.	15,256	1,021,542
		4,747,821
Metals & Mining - 0.1%
Steel Dynamics, Inc.	6,700	558,981
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,218	75,662
TOTAL MATERIALS		13,500,834
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Equity Lifestyle Properties, Inc.	17,763	1,358,514
Extra Space Storage, Inc.	2,223	457,049
Iron Mountain, Inc.	38,361	2,125,583
Lamar Advertising Co. Class A	14,322	1,663,930
SBA Communications Corp. Class A	3,441	1,184,048
Simon Property Group, Inc.	53,932	7,095,294
		13,884,418
Real Estate Management & Development - 0.4%
CBRE Group, Inc.	3,370	308,422
Opendoor Technologies, Inc. (a)(b)	17,474	151,150
Zillow Group, Inc.:
Class A (a)	11,438	551,655
Class C (a)(b)	31,546	1,554,902
		2,566,129
TOTAL REAL ESTATE		16,450,547
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	21,025	806,519
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	6,107	267,487
TOTAL UTILITIES		1,074,006
TOTAL COMMON STOCKS (Cost $620,380,606)		682,765,804

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $98,988)	100,000	98,872

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (e)	1,115,922	1,116,145
Fidelity Securities Lending Cash Central Fund 0.31% (e)(f)	39,609,039	39,613,000
TOTAL MONEY MARKET FUNDS (Cost $40,729,145)		40,729,145

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $661,208,739)	723,593,821
NET OTHER ASSETS (LIABILITIES) - (5.5)% (g)	(37,894,229)
NET ASSETS - 100.0%	685,699,592

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Jun 2022	1,344,600	51,980	51,980

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,872.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $615 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	2,045,507	218,459,293	219,388,655	2,141	-	-	1,116,145	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	15,805,825	136,849,495	113,042,320	69,597	-	-	39,613,000	0.1%
Total	17,851,332	355,308,788	332,430,975	71,738	-	-	40,729,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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